Income Taxes - Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate (Detail)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory income tax rate		30.20%	30.20%	30.40%
Difference in statutory income tax rates of foreign subsidiaries		(3.90%)	(4.30%)	(1.10%)
Effects of investments accounted for using the equity method		(6.20%)	(7.10%)	(6.70%)
Effects of undistributed earnings and withholding taxes on royalty		8.60%	7.70%	7.00%
Changes in unrecognized deferred tax assets		7.80%	8.30%	(0.20%)
Effects of income and expense not taxable and deductible for tax purpose		0.80%	0.20%	0.10%
Effects of tax credit		(3.00%)	(3.20%)	(2.10%)
Other adjustments relating to prior years		(0.70%)	(0.10%)	0.30%
Adjustments for the uncertain tax treatments on income taxes		0.20%	0.80%	0.70%
Adjustments for the changes in income tax laws	[1]	2.30%	(2.50%)	(30.10%)
Other		(0.70%)	0.90%	0.50%
Average effective tax rate		35.40%	30.90%	(1.20%)

[1]	The Tax Cuts and Jobs Act (“the Act”) was enacted in the United States on December 22, 2017. Due to the Act, the federal corporate income tax rate in the United States applicable to the Company’s United States businesses was reduced from 35% to a blended rate of 31.55% for the fiscal year ended March 31, 2018 and to 21% from the fiscal year commencing on April 1, 2018. The Company recognized impacts of the enactment of the Act, including a decrease in income tax expenses of ¥346,129 million, as a result of reevaluating deferred tax assets and liabilities in its consolidated subsidiaries in the United States based on the reduced federal corporate income tax rate, for the fiscal year ended March 31, 2018.